Upright Investments Trust

349 Ridgedale Ave.

East Hanover, NJ 07936

January 31, 2023

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Upright Investments Trust

File Nos.

333-49109

811-08723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective January 31, 2023, do not differ from those filed in the Post-Effective Amendment No. 36, which was filed electronically January 26, 2023.

Sincerely,

/s/ David Y. S. Chiueh

David Y. S. Chieuh

President, CFO and Trustee